Income Taxes Expenses - Reconciliation of effective income tax rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliations of effective income tax rate (in percent)
Statutory income tax rate (in percent)	25.00%	25.00%	25.00%
Foreign Tax Effects (in percent)	(7.00%)
Non-taxable income (in percent)	168.00%
Valuation allowance (in percent)	(1124.00%)	2508.00%	(96.00%)
Additional tax deduction (in percent)	902.00%	(1099.00%)	47.00%
Effect of different tax rate of subsidiary operation in other jurisdiction (in percent)		(1401.00%)	(12.00%)
Non-Deductible expense (in percent)	(461.00%)	(21.00%)	36.00%
Effective tax rate (in percent)	(4.00%)	12.00%
Reconciliations of effective income tax rate
Income tax expense at PRC statutory rate	$ (18,832)
Foreign Tax Effects	5,187
Non-taxable income	(126,572)
Valuation allowance	846,506
Additional tax deduction	(679,494)
Non-Deductible expense	347,258
Income tax expense	$ 2,851	$ 8,996	$ 20,837
Cayman Islands
Reconciliations of effective income tax rate (in percent)
Foreign Tax Effects (in percent)	484.00%
Reconciliations of effective income tax rate
Foreign Tax Effects	$ (364,132)
Hong Kong
Reconciliations of effective income tax rate (in percent)
Foreign Tax Effects (in percent)	9.00%
Reconciliations of effective income tax rate
Foreign Tax Effects	$ (7,070)